Net Income (Loss) Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Convertible Note [Member]
Earnings Per Share [Line Items]
Incremental weighted average number of shares resulting from the assumed conversion of convertible senior notes	7,344,262	21,550,299
RSUs [Member] | Share Options [Member]
Earnings Per Share [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	16,849,667	12,083,613